Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥)
Intangible assets, net
Less: accumulated amortization and impairment			¥ (6,809)		¥ (14,988)
Net book value	$ 2,050		5,370		14,108
Amortization expenses recognized	$ 1,309	¥ 9,008	3,278	¥ 2,173
Non-compete agreements
Intangible assets, net
Gross carrying amount			4,284		5,915
Developed technology and patents
Intangible assets, net
Gross carrying amount			3,652		4,793
Trade names, trademarks and domain names
Intangible assets, net
Gross carrying amount			2,222		8,100
User base and customer relationships
Intangible assets, net
Gross carrying amount			1,234		4,169
Licensed copyrights of video content
Intangible assets, net
Gross carrying amount			¥ 787		6,087
Others
Intangible assets, net
Gross carrying amount					¥ 32